Leases - Future Minimum Commitments Office Spaces (Tables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Future minimum commitments under lease obligations
Rent expense for office space	$ 720	$ 716	$ 700
Office Space
Future minimum commitments under lease obligations
2017	863
2018	698
2019	537
2020	508
2021	184
Total	$ 2,790